Schedule of Investments - September 30, 2020
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)

United States	58.92%
United Kingdom	12.09%
Netherlands	5.63%
France	5.51%
Canada	3.38%
Germany	3.30%
Puerto Rico	2.55%
Japan	2.49%
Switzerland	1.90%
Italy	1.41%
Sweden	1.26%
Australia	1.05%
Short-term securities and other assets in excess of liabilities	0.51%
* Based on country of risk.

	Shares
COMMON STOCKS - 99.49%	Held	Value
COMMUNICATION SERVICES - 6.53%
Interactive Media & Services - 0.99%
Alphabet, Inc. (a)	170	$249,152

Media - 3.59%
Discovery, Inc. (a)	15,550	304,780
News Corp.	42,600	597,252
		902,032
Wireless Telecommunication Services - 1.95%
Vodafone Group PLC - ADR	36,572	490,796
TOTAL COMMUNICATION SERVICES		1,641,980

CONSUMER DISCRETIONARY - 6.92%
Auto Components - 2.95%
Magna International, Inc.	16,211	741,653

Automobiles - 1.92%
General Motors Company	16,345	483,648

Hotels, Restaurants & Leisure - 0.96%
Compass Group PLC (v)	16,100	241,852

Internet Catalog & Retail - 1.09%
Booking Holdings, Inc. (a)	160	273,709
TOTAL CONSUMER DISCRETIONARY		1,740,862

CONSUMER STAPLES - 4.78%
Beverages - 1.98%
Heineken Holding NV (v)	6,387	497,730

Household Products - 1.19%
Henkel AG & Company KGaA (v)	3,200	299,292

Personal Products - 1.61%
Unilever PLC (v)	6,556	404,200
TOTAL CONSUMER STAPLES		1,201,222

ENERGY - 4.64%
Energy Equipment & Services - 1.71%
Frank's International NV (a)	81,516	125,535
National Oilwell Varco, Inc.	33,669	305,041
		430,576
Oil, Gas & Consumable Fuels - 2.93%
Cenovus Energy, Inc.	27,700	107,967
Royal Dutch Shell PLC - ADR	8,400	211,428
Total SE (v)	12,138	416,852
		736,247
TOTAL ENERGY		1,166,823

FINANCIALS - 30.60%
Banks - 15.99%
ABN AMRO Bank NV (a) (r) (v)	32,300	270,014
BNP Paribas SA (a) (v)	9,756	352,921
Citigroup, Inc.	13,704	590,780
Citizens Financial Group, Inc.	18,350	463,888
ING Groep NV (a) (v)	61,056	435,751
Popular, Inc.	17,700	641,979
Societe Generale SA (a) (v)	17,393	230,875
UniCredit SpA (a) (v)	43,100	356,104
Wells Fargo & Company	28,830	677,793
		4,020,105
Capital Markets - 6.02%
Credit Suisse Group AG (a) (v)	47,764	476,814
Evercore, Inc.	8,000	523,680
The Goldman Sachs Group, Inc.	2,554	513,277
		1,513,771
Insurance - 8.59%
American International Group, Inc.	44,969	1,237,997
The Hartford Financial Services Group, Inc.	8,000	294,880
Tokio Marine Holdings, Inc. (v)	14,300	625,690
		2,158,567
TOTAL FINANCIALS		7,692,443

HEALTH CARE - 8.52%
Health Care Equipment & Supplies - 2.07%
Medtronic PLC	5,000	519,600

Health Care Providers & Services - 4.83%
Anthem, Inc.	3,015	809,799
UnitedHealth Group, Inc.	1,300	405,301
		1,215,100
Pharmaceuticals - 1.62%
GlaxoSmithKline PLC - ADR	10,819	407,227
TOTAL HEALTH CARE		2,141,927

INDUSTRIALS - 20.11%
Aerospace & Defense - 3.42%
Airbus SE (a) (v)	5,300	384,388
BAE Systems PLC (v)	76,359	474,231
		858,619
Air Freight & Logistics - 2.06%
Royal Mail PLC (v)	169,187	518,789

Airlines - 1.05%
Qantas Airways Ltd. (a) (v)	90,200	264,524

Industrial Conglomerates - 7.53%
General Electric Company	218,672	1,362,327
Siemens AG (v)	3,800	479,901
Siemens Energy AG (a)	1,900	51,236
		1,893,464
Machinery - 4.53%
CNH Industrial NV (a)	64,282	502,685
Cummins, Inc.	2,029	428,444
Navistar International Corp. (a)	4,792	208,644
		1,139,773
Road & Rail - 1.52%
AMERCO	1,072	381,610
TOTAL INDUSTRIALS		5,056,779

INFORMATION TECHNOLOGY - 15.60%
Communications Equipment - 1.26%
Telefonaktiebolaget LM Ericsson - ADR	29,072	316,594

Electronic Equipment, Instruments & Components - 4.12%
Corning, Inc.	14,473	469,070
TE Connectivity Ltd.	5,800	566,892
		1,035,962
IT Services - 2.79%
Euronet Worldwide, Inc. (a)	7,700	701,470

Software - 5.68%
Microsoft Corp.	3,513	738,889
Oracle Corp.	11,575	691,028
		1,429,917
Technology Hardware, Storage & Peripherals - 1.75%
Hewlett Packard Enterprise Company	46,887	439,331
TOTAL INFORMATION TECHNOLOGY		3,923,274

REAL ESTATE - 1.79%
Equity Real Estate Investment Trusts - 1.79%
Pebblebrook Hotel Trust	15,800	197,974
Seritage Growth Properties (a)	18,743	252,094
TOTAL REAL ESTATE		450,068

Total common stocks (Cost $28,934,060)		25,015,378
Total long-term investments (Cost $28,934,060)		25,015,378
	Principal
SHORT-TERM INVESTMENTS - 0.28%	Amount
Time Deposits - 0.28%
Barclays PLC, 0.01%, 10/01/2020*	$70,810	70,810
Total short-term investments (Cost $70,810)		70,810

Total investments - 99.77% (Cost $29,004,870)		25,086,188
Other assets in excess of liabilities - 0.23%		56,717
Net assets - 100.00%		$25,142,905

(a)	- Non-income producing security.
(r)
- Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $270,014, which represented 1.07% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $6,729,928, which represented 26.77% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$18,285,450
Time Deposits	70,810
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	241,852
Consumer Staples	1,201,222
Energy	416,852
Financials	2,748,169
Industrials	2,121,833
Level 3 --- Significant unobservable inputs	-

Total Investments	$25,086,188

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.